Statements of Operations (Sound Concepts Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue, net	$ 32,000	$ 6,000
Cost of revenue	52,000	8,000
Operating expenses:
Research and development	980,000	375,000
General and administrative	6,792,000	4,328,000
Total operating expenses	7,824,000	4,711,000
Other income (expense)	(5,000)	28,000
Net income (loss)	(12,127,000)	(7,266,000)
Sound Concepts, Inc. [Member]
Revenue, net	12,734,000	11,546,000
Cost of revenue	7,121,000	6,293,000
Gross margin	5,613,000	5,253,000
Operating expenses:
Research and development	2,194,000	1,731,000
General and administrative	3,029,000	3,530,000
Total operating expenses	5,223,000	5,261,000
Income (loss) from operations	390,000	(8,000)
Other income (expense)	8,000	(7,000)
Net income (loss)	$ 398,000	$ (15,000)